UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Soros Fund Management LLC
Address:   888 Seventh Avenue
           New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Assistant General Counsel
Phone:            212-397-5516

Signature, Place, and Date of Signing:


/s/ Richard D. Holahan, Jr.       New York, New York           November 14, 2003
---------------------------       ------------------           -----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                             1
                                                                            ----

Form 13F Information Table Entry Total:                                      129
                                                                           -----

Form 13F Information Table Value Total:                               $1,992,309
                                                                     -----------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                                  Soros Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2003


                   Title                  Fair Market   Shares or         Investment Discretion               Voting Authority
                   of          Cusip      Value (in     Principal PUT/         Shared    Shared  Other          ----------------
Issuer             Title       Number     thousands)    Amount    CALL  Sole   Instr.V   Other   Managers**  Sole    Shared    None
------             -----       ------     -----------   -------   ----  ----   -------   -----   --------    ----    ------    ----
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC           SUB NT
                   CV5.25%06   00207RAC5  $  9,941    7,500,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC        COM         00339B107  $    714       49,300                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL
OPTICS INC         COM         00763M108  $  9,431      525,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC        COM         007903107  $  1,698      152,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC      CL B        00845V209  $    548      189,500                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOL-
OGIES INC          COM         00846U101  $    732       33,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AGILENT            SR CONV
TECHNOLOGIES INC   DEB 21      00846UAB7  $  2,546    2,500,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
ALLOS
THERAPEUTICS INC   COM         019777101  $  7,700    2,500,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC     COM         023135106  $  6,586      136,000   PUT           X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL      SPON ADR
S A DE C V         L SHS       02364W105  $  7,395      320,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE
OUTFITTERS NEW     COM         02553E106  $    402       26,950                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC         COM         03674B104  $ 36,251      508,221                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP        COM         037411105  $ 29,243      421,730                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES
LTD                ORD         G04074103  $ 31,600    2,358,221          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNI-
CATIONS & SOFTWA   COM         M14925107  $  1,048      722,500          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC  COM         042735100  $     18        1,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC  COM         042735100  $  4,614      250,900                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC          LYON
                   10/31/21    053499AA7  $ 21,984   43,750,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC          COM         053807103  $  5,931      359,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC   COM         054923107  $ 29,240    2,150,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO         COM         055482103  $ 14,710      430,500          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BP PLC             SPONSORED
                   ADR         055622104  $ 15,367      365,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC   COM         057224107  $ 14,351      485,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION        COM         060505104  $ 23,412      300,000   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION        COM         060505104  $  8,584      110,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP  COM         067901108  $  2,143      113,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC        SB NT
                   CV4%06      073325AD4  $ 13,580   14,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN INC         COM         090597105  $  7,624      200,000         X                         1           X
------------------------------------------------------------------------------------------------------------------------------------

                                                  Soros Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2003

                   Title                  Fair Market   Shares or         Investment Discretion               Voting Authority
                   of          Cusip      Value (in     Principal PUT/         Shared    Shared  Other          ----------------
Issuer             Title       Number     thousands)    Amount    CALL  Sole   Instr.V   Other   Managers**  Sole    Shared    None
------             -----       ------     -----------   -------   ----  ----   -------   -----   --------    ----    ------    ----
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC        COM         096227103  $  7,825    5,287,082          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES
CORP               COM         112723101  $ 15,176      819,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING
CORP               COM         148867104  $  7,595      500,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO
CORP               COM         166764100  $ 65,591      918,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX PHARMA-
CEUTICALS INC      COM         19419B100  $  4,544      422,699                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE     SPONSORED
DO RIO DOCE        ADR         204412209  $  8,368      205,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS     COM         20825C104  $ 65,426    1,195,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICON-
DUCTOR CORP        COM         232806109  $  6,648      376,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICON-   SB NT CV
DUCTOR CORP        3.75%05     232806AF6  $    963      990,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP        COM         247126105  $    527       58,200                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
DELTIC TIMBER
CORP               COM         247850100  $  3,068      106,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND      COM A
ICE CREAM HL INC   CALL PUT    261877104  $ 44,690      574,715          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET
CORP DEL NEW       COM         26483E100  $ 42,250    1,017,100          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA
SYS NEW            COM         285661104  $    980       48,500   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC     COM         29355X107  $  6,046      626,480                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP           COM         313400301  $  5,235      100,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP           COM         313400301  $ 86,482    1,652,000   CALL   X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG
ASSN               COM         313586109  $ 17,550      250,000   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP         COM         31428X106  $  3,518       54,600                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP   COM         337932107  $  8,737      273,900                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------

                                                  Soros Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2003

                   Title                  Fair Market   Shares or         Investment Discretion               Voting Authority
                   of          Cusip      Value (in     Principal PUT/         Shared    Shared  Other          ----------------
Issuer             Title       Number     thousands)    Amount    CALL  Sole   Instr.V   Other   Managers**  Sole    Shared    None
------             -----       ------     -----------   -------   ----  ----   -------   -----   --------    ----    ------    ----
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL        SR NT CV
                   5.75%09     364760AJ7  $  2,513    2,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
GENTA INC          COM NEW     37245M207  $    323       25,500                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE
CORP               SHS         G3930E101  $ 15,448      645,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD    SPONSORED
NEW                ADR         38059T106  $  1,289       91,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL
CORP DEL           COM         381317106  $  7,895       88,200                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP      COM         382388106  $  7,151      295,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP      COM         382388106  $    647       26,700                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS
CORP               COM         432848109  $  4,349      268,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD           COM         453258402  $ 16,095      580,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD           COM         453258402  $    327       11,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFE-      COM
SCIENCES HLDGS CP  NEW         457985208  $ 74,420    2,630,625          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE
TECHNOLOGY         COM         458118106  $  5,244      422,200                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE CORP   COM         45840Q101  $    902       27,200   PUT           X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
GAME TECHNOLOGY    COM         459902102  $ 12,555      446,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO      COM         460146103  $  1,163       29,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL      SUB NT CV
RECTIFIER CORP     4.25%07     460254AE5  $  6,924    7,175,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS
PHARMACEUTICALS    COM         46116T506  $  1,075       97,133                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS
CORP               COM         477143101  $519,680    8,536,138          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC   COM         478366107  $ 10,718      113,300                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
JOS A BANK
CLOTHIERS INC      COM         480838101  $ 25,622      583,901          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS
INC                COM         48203R104  $    750       50,000   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS
HLDGS INC          COM         502424104  $    216        5,000   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP      COM         501940100  $ 11,462      279,900                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP     SUB NT
                   CV4%05      502161AE2  $    990    1,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP     SB NT
                   CV4%06      502161AG7  $  9,550   10,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP
AMER HLDGS         COM NEW     50540R409  $  8,162      284,400                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP  SUB NT
                   CV4%06      512807AE8  $ 15,600   16,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD      ORD         M6706C103  $  5,330      605,685                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------

                                                  Soros Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2003

                   Title                  Fair Market   Shares or         Investment Discretion               Voting Authority
                   of          Cusip      Value (in     Principal PUT/         Shared    Shared  Other          ----------------
Issuer             Title       Number     thousands)    Amount    CALL  Sole   Instr.V   Other   Managers**  Sole    Shared    None
------             -----       ------     -----------   -------   ----  ----   -------   -----   --------    ----    ------    ----
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP          COM         521865105  $  1,227       23,300                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP        CL A        526057104  $  5,119       65,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP        CL B        526057302  $    493        6,580                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA      COM
CORP NEW           SER A       530718105  $    484       48,500                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIBORNE INC  COM         539320101  $ 19,201      563,900                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
LYONDELL CHEMICAL
CO                 COM         552078107  $  1,029       80,500   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL CORP   COM         58047P107  $ 31,054    1,990,666          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
MI DEVS INC        CL A
                   SUB VTG     55304X104  $  3,114      137,200                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC     CL A        559222401  $ 17,013      235,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY RESORT
GROUP              COM         562567107  $ 22,316      563,400                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP  COM         565849106  $ 65,037    2,282,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH
SOLUTIONS INC      COM         58405U102  $  4,356      168,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
MERCURY            SB NT CV
INTERACTIVE CORP   4.75%07     589405AB5  $  2,508    2,540,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC        COM         59156R108  $  2,611       93,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS
INC                COM         62855J104  $    512       45,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW       COM         62886E108  $  5,546      175,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP        COM         67066G104  $    269       16,837                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETE
CORP DEL           COM         674599105  $ 67,927    1,928,100          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC     SB NT
                   CV 3.75%06  69344FAB2  $  6,288    6,550,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC
TECHNOLOGY CORP    COM         699173100  $    860      273,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC     SB NT CV
                   4.75%06     719405AC6  $  8,697    8,874,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
PRAECIS PHARMA-
CEUTICALS INC      COM         739421105  $  8,081    1,195,414          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------

                                                  Soros Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2003

                   Title                  Fair Market   Shares or         Investment Discretion               Voting Authority
                   of          Cusip      Value (in     Principal PUT/         Shared    Shared  Other          ----------------
Issuer             Title       Number     thousands)    Amount    CALL  Sole   Instr.V   Other   Managers**  Sole    Shared    None
------             -----       ------     -----------   -------   ----  ----   -------   -----   --------    ----    ------    ----
------------------------------------------------------------------------------------------------------------------------------------
PRECISION
CASTPARTS CORP     COM         740189105  $ 10,530      300,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER
TECHNOLOGIES INC   COM         746091107  $  9,369    4,570,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS
INC                COM         74834L100  $ 17,786      293,300                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY
CORP               COM NEW     74955W307  $ 52,533    1,300,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC     COM         820280105  $  3,276      311,700                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
SHERWIN WILLIAMS
CO                 COM         824348106  $  1,259       42,800                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
SKYWEST INC        COM         830879102  $  2,091      120,700                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS
INC                COM         835916107  $    388       56,000   PUT    X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
STANCORP FINL
GROUP INC          COM         852891100  $ 16,207      282,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
STEWART
ENTERPRISES INC    CL A        860370105  $  1,912      503,100                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP      SUB NT
                   CV3%06      871503AB4  $  5,105    2,690,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE       SPON ADR
MEXICO S A         ORD L       879403780  $ 27,495      900,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE
CORP               COM         88033G100  $  3,888      268,500                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC       SB DB
                   CV 3.75%06  880770AD4  $  5,188    5,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP          COM         885535104  $  9,042    1,530,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH CORP    COM         894065101  $     25       10,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
TULARIK INC        COM         899165104  $    610       61,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD      LYON
NEW                ZERO 20     902124AC0  $  3,090    4,000,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
UGC EUROPE INC     COM         90268P102  $  7,621      145,360          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
VALENTIS INC       COM
                   NEW         91913E302  $  4,509    1,404,529                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
VEECO INSTRS INC
DEL                COM         922417100  $    499       25,000                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------

                                                  Soros Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2003

                   Title                  Fair Market   Shares or         Investment Discretion               Voting Authority
                   of          Cusip      Value (in     Principal PUT/         Shared    Shared  Other          ----------------
Issuer             Title       Number     thousands)    Amount    CALL  Sole   Instr.V   Other   Managers**  Sole    Shared    None
------             -----       ------     -----------   -------   ----  ----   -------   -----   --------    ----    ------    ----
------------------------------------------------------------------------------------------------------------------------------------
VERTEX PHARMA-
CEUTICALS INC      COM         92532F100  $    565       45,900                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
VISHAY INTER-
TECHNOLOGY INC     COM         928298108  $  5,256      300,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP       COM         92839U107  $    206       31,200                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
VITESSE SEMI-
CONDUCTOR CORP     COM         928497106  $     96       15,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
VITESSE SEMI-      SB DEB
CONDUCTOR CORP     CV4%05      928497AB2  $ 13,018    13,490,000         X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
NETWORK NEW        COM         94973H108  $ 20,927      271,500                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO    COM         962166104  $  1,122       19,200                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
WIND RIVER         SB NT CV
SYSTEMS INC        3.75%06     973149AE7  $  2,001    2,300,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC    COM         98389B100  $  1,507       97,400                 X                 1                   X
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD
INTERNATIONAL LTD  COM         G95089101  $ 16,434      435,000          X                        1           X
------------------------------------------------------------------------------------------------------------------------------------
                                        $1,992,309

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:


        028-10391          Acharne Global LLC
        028-06437          Atlantic Investment Management, Inc.
        028-05875          Blavin & Company, Inc.
        028-05444          Brahman Capital Corp.
        028-05227          JL Advisors L.L.C.
        028-06301          Origin Capital Management LLC
        028-04503          Ridgecrest Investment Management LLC
        028-05395          Select Equity Group, Inc.
        028-06099          Seminole Management Company, Inc.
                           (Paul C. Shiverick)
        028-05369          Sirios Capital Management, L.P.
        028-10036          Vantis Capital Management LLC
        028-04945          Wyper Partners LLC

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros of SFM LLC have investment discretion or voting authority over such securities.